Accounts Receivable (Tables) (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Schedule of Accounts Receivable

Accounts receivable consisted of the following at December 31:

	December 31		September 30
	2017	2016	2018
			(unaudited)

Gross accounts receivable	$295,704	$-	$897,011
Less: allowance for doubtful accounts and contractual adjustments	(156,723)	-	(218,225)
Accounts receivable, net	$138,981	$-	$678,786

IMAC Regeneration Center of St. Louis, LLC [Member]
Schedule of Accounts Receivable

Accounts receivable consisted of the following at March 31, 2018 (unaudited) and December 31, 2017:

	2018	2017
	(unaudited)

Gross accounts receivable	$698,884	$545,482
Less: allowance for doubtful accounts and contractual adjustments	477,382	362,418
Accounts receivable, net	$221,502	$183,064

Accounts receivable consisted of the following at December 31:

	2017	2016

Gross accounts receivable	$545,482	$741,152
Less: allowance for doubtful accounts and contractual adjustments	362,418	527,700
Accounts receivable, net	$183,064	$213,452